Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2023
Fair Value Measurements [Abstract]
Schedule of Financial Assets and Liabilities Measured at Fair Value	The Company’s financial assets and liabilities measured at fair value on a recurring basis, consisted of the following types of instruments as of the following dates: instruments as of the following dates:
	June 30, 2023
	Fair value measurements
Description	Fair value	Level 1	Level 2	Level 3

Short-term equity investment	$11	$11	$-	$-
	December 31, 2022
	Fair value measurements
Description	Fair value	Level 1	Level 2	Level 3

Short-term equity investment	$8	$8	$-	$-